RISK MANAGEMENT - Risk management - Value at risk - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	$ 53,274	$ 160,445
Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	148,047	379,009
Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	251,328	205,759
Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	15,601	22,193
Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	261,509	252,417
Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	8,508	7,623
Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	255,463	155,113
Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	3,273	1,971
Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	32,932	51,982
Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	49	148
Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	32,284	51,653
Currency risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	64	275
Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	1,240	2,077
Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	175	15,090
Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk		14,918
Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,627	1,790
Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	1,431	568
Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	1,195	992
Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	20,045	18,314
Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	7	225
Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,027	1,108
Mutual funds | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,183	1,074
Bottom of range [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	53,274	160,445
Bottom of range [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	148,047	264,941
Bottom of range [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	220,418	205,759
Bottom of range [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	12,001	22,193
Bottom of range [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	204,636	220,886
Bottom of range [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	5,892	7,623
Bottom of range [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	146,593	91,087
Bottom of range [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	837	1,078
Bottom of range [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	32,932	19,869
Bottom of range [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	2	4
Bottom of range [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	32,284	19,172
Bottom of range [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	10	7
Bottom of range [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	1,240	1,947
Bottom of range [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	175	6,884
Bottom of range [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk		6,731
Bottom of range [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,948	1,624
Bottom of range [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	423	411
Bottom of range [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	1,195	934
Bottom of range [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	18,364	18,201
Bottom of range [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	7	121
Bottom of range [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,021	983
Bottom of range [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	591	782
Weighted average [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	122,866	427,563
Weighted average [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	189,910	322,068
Weighted average [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	253,696	328,266
Weighted average [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	15,501	29,979
Weighted average [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	240,097	271,679
Weighted average [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	7,093	14,368
Weighted average [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	194,097	141,196
Weighted average [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	7,838	3,402
Weighted average [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	44,440	39,424
Weighted average [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	38	84
Weighted average [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	43,485	38,723
Weighted average [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	342	233
Weighted average [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	1,799	10,929
Weighted average [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	12,995	11,331
Weighted average [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	21,975	11,457
Weighted average [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,740	2,090
Weighted average [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	913	1,549
Weighted average [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	1,344	991
Weighted average [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	19,547	19,668
Weighted average [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	110	251
Weighted average [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,139	1,200
Weighted average [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,293	2,365
Top of range [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	156,064	552,647
Top of range [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	238,845	379,009
Top of range [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	296,841	410,228
Top of range [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	21,498	43,936
Top of range [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	280,691	341,730
Top of range [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	8,508	16,520
Top of range [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	255,463	166,334
Top of range [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	16,567	9,151
Top of range [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	58,254	59,084
Top of range [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	157	472
Top of range [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	56,181	55,653
Top of range [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,143	419
Top of range [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	2,083	37,644
Top of range [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	26,680	15,090
Top of range [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	26,505	14,918
Top of range [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	4,488	2,654
Top of range [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	1,431	2,788
Top of range [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	1,441	1,031
Top of range [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	20,286	23,969
Top of range [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	281	447
Top of range [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,341	1,424
Top of range [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	$ 2,183	$ 6,478